Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Common Shareholders' Deficit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			$ 151,271	$ 47,774	$ 47,774	$ (3,219)	$ (5,846)
Net income	$ (6,069)	$ 10,859	15,337	33,762	74,755	60,836	68,783
Distributions to AES					(78,400)	(59,500)	(66,600)
Contributions from AES					107,142	49,657	444
Balance					151,271	47,774	(3,219)
Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			151,271	47,774	47,774	(3,219)	(5,846)
Net income					74,755	60,836	68,783
Distributions to AES					(78,400)	(59,500)	(66,600)
Contributions from AES					107,142	49,657	444
Balance					151,271	47,774	(3,219)
Paid In Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			168,610	61,468	61,468	11,811	11,367
Contributions from AES					107,142	49,657	444
Balance					168,610	61,468	11,811
Paid In Capital [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			168,610	61,468	61,468	11,811	11,367
Contributions from AES					107,142	49,657	444
Balance					168,610	61,468	11,811
Accumulated Deficit [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			(17,339)	(13,694)	(13,694)	(15,030)	(17,213)
Net income					74,755	60,836	68,783
Distributions to AES					(78,400)	(59,500)	(66,600)
Balance					(17,339)	(13,694)	(15,030)
Accumulated Deficit [Member] | Ipalco Enterprises, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			$ (17,339)	$ (13,694)	(13,694)	(15,030)	(17,213)
Net income					74,755	60,836	68,783
Distributions to AES					(78,400)	(59,500)	(66,600)
Balance					$ (17,339)	$ (13,694)	$ (15,030)